WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.7%
Education - 14.5%
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts, Refunding	5.000%	11/1/29	$1,340,000	$1,514,615
Academy of Motion Picture Arts, Refunding	5.000%	11/1/30	1,100,000	1,241,493
Academy of Motion Picture Arts, Refunding	5.000%	11/1/34	750,000	841,470
Academy of Motion Picture Arts, Refunding	5.000%	11/1/35	2,000,000	2,240,600
Colburn School, Refunding	1.750%	8/1/26	5,000,000	5,073,200	(a)(b)
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,354,476	(c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,378,618	(c)
California State University Revenue:
Systemwide Series A, Refunding	5.000%	11/1/34	2,000,000	2,500,080
Systemwide Series A, Refunding	5.000%	11/1/35	1,100,000	1,370,391
Systemwide, Series C	4.000%	11/1/45	4,000,000	4,712,440	(d)
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	819,744	(c)
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	250,000	313,065
Tahoe-Truckee, CA, USD, COP:
School Financing Project, BAM	4.000%	6/1/36	505,000	573,377
School Financing Project, BAM	4.000%	6/1/37	610,000	690,898

Total Education				24,624,467

Health Care - 10.0%
California State Health Facilities Financing Authority Revenue:
Adventist Health System/West, Series A	3.000%	3/1/24	985,000	1,034,841	(a)(b)
Providence St. Joseph Health, Series C	5.000%	10/1/25	6,750,000	8,209,755	(a)(b)
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	821,505
California Statewide CDA Revenue:
899 Charleston Project, Series A, Refunding	5.000%	11/1/24	1,000,000	1,034,270	(c)
Adventist Health System/West	5.000%	3/1/27	2,000,000	2,431,500	(a)(b)
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/30	1,100,000	1,428,449
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/33	1,000,000	1,270,270
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/30	225,000	286,387
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/31	300,000	378,519
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/32	100,000	125,384

Total Health Care				17,020,880

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - 2.7%
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	$640,000	$652,736	(c)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,148,690
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,395,070
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,424,350

Total Housing				4,620,846

Industrial Revenue - 15.7%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A	4.000%	6/1/34	300,000	361,134
Series A	4.000%	6/1/35	235,000	281,490
Series A	4.000%	6/1/36	275,000	327,552
Series A	4.000%	6/1/37	275,000	326,367
Series A	4.000%	6/1/38	275,000	325,353
Series A	4.000%	6/1/39	250,000	294,843
Series A	4.000%	6/1/40	500,000	588,065
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	2,001,400	(e)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,822,275
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.000%	11/15/24	3,000,000	3,512,790
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	4,985,000	6,354,878
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	1,000,000	1,116,320	(a)(b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/36	600,000	741,318	(e)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,892,439
Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,507,040

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity California Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	$1,000,000	$1,119,700
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	2.250%	6/1/29	435,000	471,749
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	1,500,000	1,771,170

Total Industrial Revenue				26,815,883

Leasing - 9.0%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series A	5.250%	10/1/24	3,000,000	3,162,720
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,204,720
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,249,446
Capital Improvement Projects, Series B	5.000%	10/15/31	2,015,000	2,450,038
Capital Improvement Projects, Series B	5.000%	10/15/32	1,145,000	1,387,064
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/38	1,000,000	1,259,390
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	5.000%	5/1/36	250,000	318,205
Street and Flood Control Project, Series A	5.000%	5/1/37	250,000	317,195
Street and Flood Control Project, Series A	4.000%	5/1/38	360,000	427,640
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	355,428
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	472,740
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	1,056,124
Refunding	5.000%	3/1/35	500,000	594,030
Refunding	5.000%	3/1/36	975,000	1,153,201

Total Leasing				15,407,941

Other - 3.3%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,479,238	(e)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,179,970	(e)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - (continued)
Lee Lake, CA, Public Financing Authority Revenue:
Junior Lien, Series B, Refunding	5.000%	9/1/25	$305,000	$335,765
Senior Lien, Series A, Refunding	5.000%	9/1/22	1,000,000	1,087,220
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	850,000	953,547
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	493,394

Total Other				5,529,134

Power - 3.7%
Anaheim, CA, Housing & Public Improvements Authority Revenue, Series A	5.000%	10/1/45	1,190,000	1,394,014
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/35	2,000,000	2,518,280
Series C	5.000%	7/1/36	1,000,000	1,254,860
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	750,000	517,500	*(f)
Series A	5.050%	7/1/42	70,000	48,300	*(f)
Series DDD, Refunding	5.000%	7/1/21	275,000	189,750	*(f)
Series TT	5.000%	7/1/37	450,000	310,500	*(f)
Series XX	5.250%	7/1/40	190,000	131,337	*(f)

Total Power				6,364,541

Special Tax Obligation - 6.5%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, Series A, Refunding, (0.700 x 1 mo. USD LIBOR + 0.250%)	0.359%	9/1/21	1,000,000	996,640	(a)(b)
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	651,468
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	450,000	382,315
Restructured, Series A-1	4.550%	7/1/40	50,000	53,249
Restructured, Series A-1	5.000%	7/1/58	450,000	480,465
Restructured, Series A-2	4.329%	7/1/40	80,000	84,001
Restructured, Series A-2A	4.550%	7/1/40	1,930,000	2,055,411
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/26	1,850,000	2,165,092
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	1,983,186

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity California Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	$445,000	$479,737
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,670,000	1,646,019

Total Special Tax Obligation				10,977,583

State General Obligation - 0.7%
California State, GO, Various Purpose, Refunding	4.000%	3/1/37	1,000,000	1,211,090

Transportation - 14.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	3,155,895
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.190%	4/1/24	1,000,000	1,006,340	(a)(b)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series A	5.000%	5/15/32	2,000,000	2,369,980	(e)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/25	1,700,000	2,028,015	(e)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/26	4,610,000	5,642,271	(e)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,870,875	(e)
Los Angeles, CA, Harbor Department Revenue:
Series A, Refunding	5.000%	8/1/25	2,500,000	3,001,425	(e)
Series C-1, Refunding	5.000%	8/1/25	1,495,000	1,794,852	(e)
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/25	1,000,000	1,001,620
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/23	500,000	557,480	(e)
Series B	5.000%	7/1/24	500,000	576,620	(e)
Series B	5.000%	7/1/25	1,395,000	1,657,497	(e)
Series C	5.000%	7/1/23	400,000	445,984	(e)

Total Transportation				25,108,854

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 12.9%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/29	$1,000,000	$1,196,590	(c)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	1,000,000	1,164,840	(c)
Fillmore, CA, Wastewater Revenue:
Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	2,108,316
Series 2017, Refunding, AGM	5.000%	5/1/37	1,040,000	1,263,870
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	1,270,000	1,306,513
Stockton, CA, PFA Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/25	1,250,000	1,457,038
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	1,375,000	1,595,014
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/27	1,000,000	1,156,310
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,727,850
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,263,890
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,510,860
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	2,000,000	1,998,620
Tulare, CA, Sewer Revenue:
Refunding, AGM	5.000%	11/15/28	1,200,000	1,474,176
Refunding, AGM	5.000%	11/15/29	1,500,000	1,839,270

Total Water & Sewer				22,063,157

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $150,661,936)				159,744,376

SHORT-TERM INVESTMENTS - 8.0%
MUNICIPAL BONDS - 8.0%
Development - 0.3%
California State MFA Revenue, Chevron USA Project, Series A	0.010%	11/1/35	500,000	500,000	(g)(h)

Education - 4.8%
California State, GO, Series B-3, LOC - Citibank N.A.	0.010%	5/1/34	3,100,000	3,100,000	(g)(h)
University of California, CA, Revenue:
Series AL-3, Refunding	0.010%	5/15/48	4,400,000	4,400,000	(g)(h)
Series AL-4, Refunding	0.010%	5/15/48	700,000	700,000	(g)(h)

Total Education				8,200,000

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity California Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - 2.9%
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	9/15/29	$3,000,000	$3,000,000	(e)(g)(h)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	4/1/25	900,000	900,000	(e)(g)(h)
San Diego, CA, Housing Authority Revenue, Studio 15, Series B, LOC - Citibank N.A.	0.120%	10/1/39	1,050,000	1,050,000	(e)(g)(h)

Total Housing				4,950,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,650,000)				13,650,000

TOTAL INVESTMENTS - 101.7% (Cost - $164,311,936)				173,394,376
Liabilities in Excess of Other Assets - (1.7)%				(2,827,916)

TOTAL NET ASSETS - 100.0%				$170,566,460

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on these securities is currently in default as of August 31, 2020.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2020 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity California Municipals Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

9

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$159,744,376	—	$159,744,376
Short-Term Investments†	—	13,650,000	—	13,650,000

Total Investments	—	$173,394,376	—	$173,394,376

†	See Schedule of Investments for additional detailed categorizations.

11